Commitments and Contingencies - Summary of Future Commitments Amounts On an Undiscounted for All the Planned Expenditures (Details) (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Rental expenses under operating leases	$ 2,017,856	$ 2,474,230	$ 2,540,353
Rental Agreement [Member]
Rental expenses under operating leases	$ 1,167,097	$ 1,184,831	$ 901,106